Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 8,155	$ 5,577	$ 5,991
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,590	1,143	1,258
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	110	82	55
Tax effects of losses not recognized	144	131	223
Previously unrecognized tax losses now utilized	(212)	(265)	(25)
Non-taxable and lower taxed income	(394)	(351)	(430)
Non-deductible expenses and additional taxable income	385	732	905
Adjustments related to prior years - current tax	(67)	(5)	114
Adjustments related to prior years - deferred tax	12	(6)	26
Change in deferred tax recognition	(381)	(294)	(795)
Adjustments to deferred tax balances arising from changes in tax rates	234	(9)	0
Other items	161	107	137
Income tax expense / (benefit)	$ 1,583	$ 1,267	$ 1,468
Applicable tax rate	19.50%	20.50%	21.00%
Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 3,403	$ 2,571	$ 1,843
Increase / (decrease) resulting from:
Income tax expense / (benefit)	598	630	2,846
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	4,752	3,006	4,148
Increase / (decrease) resulting from:
Income tax expense / (benefit)	985	637	(1,378)
UBS AG
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	7,699	5,169	5,458
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,501	1,060	1,146
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	96	72	68
Tax effects of losses not recognized	144	131	222
Previously unrecognized tax losses now utilized	(212)	(265)	(25)
Non-taxable and lower taxed income	(381)	(305)	(419)
Non-deductible expenses and additional taxable income	373	713	883
Adjustments related to prior years - current tax	(66)	1	114
Adjustments related to prior years - deferred tax	18	(6)	27
Change in deferred tax recognition	(383)	(293)	(802)
Adjustments to deferred tax balances arising from changes in tax rates	235	(9)	0
Other items	163	99	130
Income tax expense / (benefit)	$ 1,488	$ 1,198	$ 1,345
Applicable tax rate	19.50%	20.50%	21.00%
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 3,042	$ 2,297	$ 1,427
Increase / (decrease) resulting from:
Income tax expense / (benefit)	524	582	2,760
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	4,657	2,872	4,031
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ 963	$ 616	$ (1,415)